DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule or Net Deferred Income Tax Assets

	At December 31,
(in millions of Euros)	2023	2022
Deferred income tax assets	252	271
Deferred income tax liabilities	(28)	(28)
Net deferred income tax assets	224	243

Schedule of Significant Changes in Net Deferred Income Tax Assets / (Liabilities)

	At January 1, 2023	Recognized in		FX	At December 31, 2023
(in millions of Euros)		Profit or loss	OCI
Long-term assets	(102)	(15)		2	(115)
Inventories	(2)	(3)			(5)
Pensions	78	(1)	2	(1)	78
Derivative valuation	4	1	(1)		4
Tax losses carried forward	190	(13)		(6)	171
Other (A)	75	17		(2)	90
Net deferred income tax assets	243	(13)	1	(7)	224
(A)At December 31, 2023, Other primarily related to temporary differences arising from provisions and interest expense which will become tax-deductible in future periods.

	At January 1, 2022	Reclassified as held for sale	Recognized in		FX	At December 31, 2022
(in millions of Euros)			Profit or loss	OCI
Long-term assets	(124)	(2)	31	—	(7)	(102)
Inventories	3	—	(4)	—	(1)	(2)
Pensions	119	—	(10)	(35)	4	78
Derivative valuation	(6)	—	8	2	—	4
Tax losses carried forward	117	—	67	—	6	190
Other (A)	39	—	35	—	1	75
Net deferred income tax assets	148	(2)	127	(33)	3	243
(A)At December 31, 2022, Other primarily related to temporary differences arising from provisions and interest expense which will become tax-deductible in future periods.

Schedule of Unrecognized Deferred Tax Assets	The related tax impact of €40 million and €48 million at December 31, 2023 and 2022, respectively, was attributable to the following:

	At December 31,
(in millions of Euros)	2023	2022
Expiring within 5 years	(5)	(5)
Expiring after 5 years and limited	(9)	(5)
Unlimited	(6)	(21)
Tax losses	(20)	(31)
Long-term assets	(3)	(2)
Pensions	(4)	(3)
Other	(13)	(12)
Deductible temporary differences	(20)	(17)
Total	(40)	(48)